Commitments, Contingencies and Other Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Other Matters
Commitments, Contingencies and Other Matters:
Legal Proceedings
Unless otherwise indicated in the details provided below, we cannot predict with certainty the outcome or the effects of the litigations described below.  The outcome of these litigations could include substantial damages, the imposition of substantial fines, penalties, and injunctive or administrative remedies; however, unless otherwise indicated below, at this time we are not able to estimate the possible loss or range of loss, if any, associated with these legal proceedings.  From time to time, we may settle or otherwise resolve these matters on terms and conditions that we believe are in the best interests of the Company.  Resolution of any or all claims, investigations, and legal proceedings, individually or in the aggregate, could have a material effect on our results of operations, cash flows or financial condition.
Corporate Litigation
We and certain of our former executive officers have been named as defendants in consolidated class action lawsuits filed in the U.S. District Court for the District of New Jersey on behalf of purchasers of our common stock between July 23, 2001 and July 5, 2006. The lawsuits followed our July 5, 2006 announcement regarding the restatement of certain of our financial statements and allege that we and certain members of our then management engaged in violations of the Exchange Act, by issuing false and misleading statements concerning our financial condition and results of operations.

On October 24, 2012, the parties participated in a mediation that resulted in an agreement in principle to settle the litigation. The parties entered into a formal stipulation of settlement that was subject to court approval after notice to the class. The court gave preliminary approval for the purpose of mailing notice to the class of the settlement, and on July 2, 2013, the court held the final approval hearing at which there were no objections to the settlement. On July 30, 2013, the court issued an opinion approving the settlement and awarding attorneys fees, litigation expenses, and a compensatory award to the plaintiff. The terms of the settlement provide for an $8.1 million payment to the class (excluding the above-mentioned fees, expenses, and award). The losses associated with the settlement are covered by insurance.

Patent Related Matters
On April 28, 2006, CIMA Labs, Inc. and Schwarz Pharma, Inc. filed separate lawsuits against us in the U.S. District Court for the District of New Jersey. CIMA and Schwarz Pharma each have alleged that we infringed U.S. Patent Nos. 6,024,981 (the “'981 patent”) and 6,221,392 (the “'392 patent”) by submitting a Paragraph IV certification to the FDA for approval of alprazolam orally disintegrating tablets. On July 10, 2008, the United States Patent and Trademark Office (“USPTO”) rejected all claims pending in both the '392 and '981 patents. On September 28, 2009, the USPTO's Patent Trial and Appeal Board (“PTAB”) affirmed the Examiner's rejection of all claims in the '981 patent, and on March 24, 2011, the PTAB affirmed the rejections pending for both patents and added new grounds for rejection of the '981 patent. On June 24, 2011, the plaintiffs re-opened prosecution on both patents at the USPTO. On May 13, 2013, the PTAB reversed outstanding rejections to the currently pending claims of the '392 patent reexamination application and affirmed a conclusion by the Examiner that testimony offered by the patentee had overcome other rejections. We intend to vigorously defend this lawsuit and pursue our counterclaims.
Unimed and Laboratories Besins Iscovesco (“Besins”) filed a lawsuit on August 22, 2003 against Paddock Laboratories, Inc. in the U.S. District Court for the Northern District of Georgia alleging patent infringement as a result of Paddock's submitting an ANDA with a Paragraph IV certification seeking FDA approval of testosterone 1% gel, a generic version of Unimed Pharmaceuticals, Inc.'s Androgel®. On September 13, 2006, we acquired from Paddock all rights to the ANDA, and the litigation was resolved by a settlement and license agreement that permits us to launch the generic version of the product no earlier than August 31, 2015, and no later than February 28, 2016, assuring our ability to market a generic version of Androgel® well before the expiration of the patents at issue. On January 30, 2009, the Bureau of Competition for the Federal Trade Commission (“FTC”) filed a lawsuit against us in the U.S. District Court for the Central District of California, subsequently transferred to the Northern District of Georgia, alleging violations of antitrust laws stemming from our court-approved settlement, and several distributors and retailers followed suit with a number of private plaintiffs' complaints beginning in February 2009. On February 23, 2010, the District Court granted our motion to dismiss the FTC's claims and granted in part and denied in part our motion to dismiss the claims of the private plaintiffs. On September 28, 2012, the District Court granted our motion to dismiss the private plaintiffs' claims of sham litigation. On June 10, 2010, the FTC appealed the District Court's dismissal of the FTC's claims to the U.S. Court of Appeals for the 11th Circuit. On April 25, 2012, the Court of Appeals affirmed the District Court's decision, and the Supreme Court of the United States subsequently granted the FTC's petition for a writ of certiorari. On June 17, 2013, the Supreme Court reversed the 11th Circuit's decision and remanded the case to the U.S. District Court for the Northern District of Georgia for further proceedings. We believe we have complied with all applicable laws in connection with the court-approved settlement and intend to continue to vigorously defend these actions.
On September 13, 2007, Santarus, Inc. and The Curators of the University of Missouri (“Missouri”) filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 6,699,885; 6 ,489,346; and 6,645,988 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 20 mg and 40 mg omeprazole/sodium bicarbonate capsules. On December 20, 2007, Santarus and Missouri filed a second lawsuit against us in the U.S. District Court for the District of Delaware alleging infringement of the patents because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 20 mg and 40 mg omeprazole/sodium bicarbonate powders for oral suspension. The complaints generally seek (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On March 4, 2008, the cases pertaining to our ANDAs for omeprazole capsules and omeprazole oral suspension were consolidated for all purposes. On April 14, 2010, the District Court ruled in our favor, finding that plaintiffs’ patents were invalid as being obvious and without adequate written description. Santarus appealed to the U.S. Court of Appeals for the Federal Circuit, and we cross-appealed the District Court’s decision of enforceability of plaintiffs’ patents. On July 1, 2010, we launched our generic Omeprazole/Sodium Bicarbonate product. On September 4, 2012, the Court of Appeals affirmed-in-part and reversed-in-part the District Court’s decision. On December 10, 2012, our petition for rehearing and rehearing en banc was denied without comment. A jury trial is now scheduled in the District Court for November 3, 2014. On March 1, 2013, we filed a motion for judgment on the pleadings seeking dismissal of the case. A contingent liability of $9 million was recorded on our condensed consolidated balance sheet as of December 31, 2012 and June 30, 2013 for this matter. We can give no assurance that final resolution of this legal proceeding will not exceed the amount of the reserve. We have ceased further distribution of our generic omeprazole/sodium bicarbonate 20 mg and 40 mg capsule product pending further developments. We will continue to vigorously defend this action.
On September 20, 2010, Schering-Plough HealthCare Products, Santarus, Inc., and the Curators of the University of Missouri filed a lawsuit against us in the U.S. District Court for the District of New Jersey. The complaint alleges infringement of U.S. Patent Nos. 6,699,885; 6,489,346; 6,645,988; and 7,399,772 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of a 20mg/1100 mg omeprazole/sodium bicarbonate capsule, a version of Schering-Plough's Zegerid OTC®. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. The case was stayed pending the decision by the Court of Appeals on the prescription product appeal described in the preceding paragraph, and the parties agreed to be bound by such decision for purposes of the OTC product litigation. The case was re-opened on October 3, 2012, and a bench-trial is scheduled for January 26, 2015. We intend to defend this action vigorously.
On December 11, 2007, AstraZeneca Pharmaceuticals, LP, AstraZeneca UK Ltd., IPR Pharmaceuticals, Inc. and Shionogi Seiyaku Kabushiki Kaisha filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges patent infringement because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5 mg, 10 mg, 20 mg and 40 mg rosuvastatin calcium tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On June 29, 2010, the District Court ruled in favor of the plaintiffs, and we appealed the decision to the U.S. Court of Appeals for the Federal Circuit. On December 15, 2010, the District Court granted our motion to dismiss a second case brought by AstraZeneca, which decision was affirmed by the U.S. Court of Appeals for the Federal Circuit on February 9, 2012. On December 14, 2012, the District Court's decision in the first case was affirmed, and defendants' petition for panel rehearing and rehearing en banc was denied on February 15, 2013.
On November 14, 2008, Pozen, Inc. filed a lawsuit against us in the U.S. District Court for the Eastern District of Texas. The complaint alleges infringement of U.S. Patent Nos. 6,060,499; 6,586,458; and 7,332,183, because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 500 mg/85 mg naproxen sodium/sumatriptan succinate oral tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On April 14, 2011, the Court granted a preliminary injunction to Pozen that prohibits us from launching our generic naproxen/sumatriptan product before the issuance of a final decision in the case. On August 5, 2011, the Court ruled in favor of Pozen and against us on infringement, validity, and enforceability. The U.S. Court of Appeals for the Federal Circuit affirmed the District Court's ruling on September 28, 2012, and we filed our petition for en banc rehearing on October 31, 2012. On July 19, 2013, our rehearing petition was denied without comment and the mandate was issued on July 29, 2013.
On April 29, 2009, Pronova BioPharma ASA filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 5,502,077 and 5,656,667 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of omega-3-acid ethyl esters oral capsules. On May 29, 2012, the District Court ruled in favor of Pronova in the initial case, and we appealed to the U.S. Court of Appeals for the Federal Circuit on June 25, 2012. An oral hearing was held on May 8, 2013, and we await the Court's decision. We will continue to pursue this appeal vigorously.
On October 4, 2010, UCB Manufacturing, Inc. filed a verified complaint in the Superior Court of New Jersey, Chancery Division, Middlesex, naming us, our development partner Tris Pharma, and Tris Pharma's head of research and development, Yu- Hsing Tu. The complaint alleges that Tris and Tu misappropriated UCB's trade secrets and, by their actions, breached contracts and agreements to which UCB, Tris, and Tu were bound. The complaint further alleges unfair competition against Tris, Tu, and us relating to the parties' manufacture and marketing of generic Tussionex®seeking a judgment of misappropriation and breach, a permanent injunction and disgorgement of profits. On June 2, 2011, the court granted Tris's motion for summary judgment dismissing UCB's claims, and UCB appealed. An oral hearing was held on April 8, 2013. We intend to vigorously defend the lawsuit.
On January 12, 2011, GlaxoSmithKline, LLC filed a lawsuit against our subsidiary, Anchen Pharmaceuticals, in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent No. 5,565,467 because Anchen submitted an ANDA with a Paragraph IV certification seeking FDA approval of an oral capsule of 0.5 mg dutasteride and an oral capsule of 0.5/0.4 mg dutasteride/ tamsulosin. The case was dismissed on January 24, 2013 pursuant to a confidential settlement agreement.
On August 10, 2011, Avanir Pharmaceuticals, Inc. et al. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,659,282 and RE38,155 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of oral capsules of 20 mg dextromethorphan hydrobromide and 10 mg quinidine sulfate. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. Our case was consolidated with those of other defendants, Actavis, Impax, and Wockhardt. A Markman ruling was entered December 3, 2012 and a bench trial is scheduled for September 9, 2013. We intend to defend this action vigorously.
On September 1, 2011, we, along with EDT Pharma Holdings Ltd. (now known as Alkermes Pharma Ireland Limited) (Elan), filed a complaint against TWi Pharmaceuticals, Inc. of Taiwan in the U.S. District Court for the District of Maryland and another complaint against TWi on September 2, 2011, in the U.S. District Court for the Northern District of Illinois. In both complaints, Elan and we allege infringement of U.S. Patent No. 7,101,576 because TWi filed an ANDA with a Paragraph IV certification seeking FDA approval of a generic version of Megace® ES. Our complaint seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On July 17, 2013, the Court granted in part and denied in part TWi's motion for summary judgment of invalidity and noninfringement and granted summary judgment in our favor dismissing two of TWi's invalidity defenses. A bench trial is scheduled for October 7, 2013. We intend to prosecute this infringement case vigorously.
On October 28, 2011, Astra Zeneca, Pozen, Inc., and KBI-E Inc., filed a lawsuit against our subsidiary, Anchen Pharmaceuticals, in the U.S. District Court for the District of New Jersey. The complaint alleges infringement of U.S. Patent No. 6,926,907; 6,369,085; 7,411,070; and 7,745 ,466 because Anchen submitted an ANDA with a Paragraph IV certification seeking FDA approval of delayed-release oral tablets of 375/20 and 500/20 mg naproxen/esomeprazole magnesium. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A Markman ruling was entered on May 1, 2013. We will continue to defend this action vigorously.
On November 10, 2011, Celgene and Novartis filed a lawsuit against us in the U.S. District Court for the District of New Jersey, and Alkermes plc (formerly Elan) filed a lawsuit against us in the U.S. District Court for the District of Delaware the following day. The complaint in the Delaware case alleged infringement of U.S. Patent Nos. 6,228,398 and 6,730,325 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5, 10, 15, 20, 25, 30, and 35 mg dexmethylphenidate hydrochloride extended release capsules. The complaint in the New Jersey case alleged infringement of U.S. Patent Nos. 5,908,850; 6,355,656; 6,528, 530; 5,837,284; 6,635,284; and 7,431,944 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5, 10, 15, 20, 25, 30, 35, and 40 mg dexmethylphenidate extended release capsules. The cases were terminated on March 25, 2013, by stipulation and pursuant to confidential settlement agreements.
On March 28, 2012, Horizon Pharma Inc. and Horizon Pharma USA Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent No. 8,067,033 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of oral tablets of 26.6/800 mg famotidine/ibuprofen. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. Trial is scheduled for April 28, 2014. We intend to defend this action vigorously.
On April 4, 2012, AR Holding Company, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,619,004; 7,601,758; 7,820,681; 7,915,269; 7,964,647; 7,964,648; 7,981,938; 8,093,296; 8,093,297; and 8,097,655 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of oral tablets of 0.6 mg colchicine. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A bench trial is scheduled for June 19, 2014. We intend to defend this action vigorously.
On August 22, 2012, we were added as a defendant to the action pending before the U.S. District Court for the Northern District of California brought by Takeda Pharmaceuticals, originally against Handa Pharmaceuticals. Takeda's complaints allege infringement of U.S. Patent Nos. 6,462,058; 6,664,276; 6,939,971; 7,285,668; 7,737,282; and 7,790,755 because Handa submitted an ANDA with a Paragraph IV certification to the FDA for approval of dexlansoprazole delayed release capsules, 30 mg and 60 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We assumed the rights to this ANDA and are prosecuting the case vigorously. A bench trial was held on June 5-13, 2013. On April 26, 2013, we filed a declaratory judgment complaint in the U.S. District Court for the Northern District of California in view of U.S. Patent Nos. 8,105,626 and 8,173,158, and another in the same court on July 9, 2013 with respect to U.S. Patent No. 8,461,187, in each case against Takeda Pharmaceuticals, and asserting that the patents in questions are not infringed, invalid, or unenforceable. These actions, like the lead action, will be prosecuted vigorously.
On October 25, 2012, Purdue Pharma L.P. and Transcept Pharmaceuticals filed a lawsuit against us in the U.S. District Court for the District of New Jersey. The complaint alleged infringement of U.S. Patent Nos. 8,242,131 and 8,252,809 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of zolpidem tartrate sublingual tablets 1.75 and 3.5 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. Pre-trial briefs are due October 24, 2014. We intend to defend this action vigorously.
On October 31, 2012, Acura Pharmaceuticals, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleged infringement of U.S. Patent No. 7,510,726 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of oxycodone oral tablets 5 and 7.5 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A bench trial is scheduled for October 27, 2014. We intend to defend this action vigorously.
As a result of our November 2012 acquisition from Watson Pharmaceuticals of an ANDA with a Paragraph IV certification seeking FDA approval of mixed amphetamine salts extended release capsules 5, 10, 15, 20, 25 and 30 mg, we became a defendant in a litigation brought by Shire PLC then pending against Watson in the U.S. District Court for the Southern District of New York. On January 24, 2013, pursuant to a confidential settlement agreement between us and Shire PLC, we were dismissed from the case.
On December 19, 2012, Endo Pharmaceuticals and Grunenthal filed a lawsuit against us in the U.S. District Court for the Southern District of New York. The complaint alleges infringement of U.S. Patent Nos. 7,851,482; 8,114,383; 8,192,722; 8.309, 060; 8,309,122; and 8,329,216 because we submitted an ANDA with a Paragraph IV certification to the FDA for approval of oxymorphone hydrochloride extended release tablets 40 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
On December 19, 2012, we were substituted for Watson Pharmaceuticals as defendant in litigation then pending in the U.S. District Court for the Northern District of Texas. The action was brought by Galderma USA against Watson for filing an ANDA with a Paragraph IV certification seeking FDA approval of adapalene/benzoyl peroxide topical gel 0.1%/2.5%. The complaint alleged infringement of U.S. Patents 8,071,644; 8,080,537; and 8,129,362. On May 21, 2013, the case was dismissed pursuant to a stipulation and confidential settlement agreement.
On January 8, 2013, we were substituted for Actavis as defendant in litigation then pending in the U.S. District Court for the District of Delaware. The action was brought by Novartis against Actavis for filing an ANDA with a Paragraph IV certification seeking FDA approval of rivastigmine transdermal extended release film 4.6 and 9.5 mg/24 hr. The complaint alleges infringement of U.S. Patents 5,602,176; 6,316,023; and 6,335,031 and generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A trial is scheduled for August 26, 2013. We intend to defend this action vigorously.
On January 15, 2013, we were substituted for Actavis as defendant in litigation then pending in the U.S. District Court for the Southern District of New York. The action was brought by Purdue Pharma and Grunenthal against Actavis for filing an ANDA with a Paragraph IV certification seeking FDA approval of oxycodone hydrochloride extended release tablets 10, 15, 20, 30, 40, 60, and 80 mg. The complaint alleges infringement of U.S. Patent No. 8,114,383 and generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A trial-ready date has been set for September 23, 2013. We intend to defend this action vigorously.
On January 31, 2013, Merz Pharmaceuticals filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,638,552 and 7,816,396 because we submitted an ANDA with a Paragraph IV certification to the FDA for approval of glycopyrrolate oral solution. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A bench trial has been scheduled for December 8, 2014. We intend to defend this action vigorously.
On February 7, 2013, Sucampo Pharmaceuticals, Takeda Pharmaceuticals, and R-Tech Ueno filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 6,414,016; 7,795,312; 8,026,393; 8,071,613; 8,097,653; and 8,338,639 because we submitted an ANDA with a Paragraph IV certification to the FDA for approval of lubiprostone oral capsules 8 mcg and 24 mcg. The complaint seeks (i) a finding of infringement; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
On May 14, 2013, Bayer Pharma AG, Bayer IP GMBH, and Bayer Healthcare Pharmaceuticals, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 6,362,178 and 7,696,206 because we submitted an ANDA with a Paragraph IV certification to the FDA for approval of vardenafil hydrochloride orally disintegrating tablets. The complaint seeks (i) a finding of infringement; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.

On May 15, 2013, Endo Pharmaceuticals filed a lawsuit against us in the U.S. District Court for the Southern District of New York. The complaint alleges infringement of U.S. Patent Nos. 7,851,482; 8,309,122; and 8,329,216 as a result of our November 2012 acquisition from Watson of an ANDA with a Paragraph IV certification seeking FDA approval of non-tamper resistant oxymorphone hydrochloride extended release tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. While Watson had settled patent litigation relating to this product in October 2010, Endo is asserting patents that issued after that settlement agreement was executed. We intend to defend this action vigorously.

On June 19, 2013, Alza Corporation and Janssen Pharmaceuticals, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent No. 8,163,798 as a result of our November 2012 acquisition from Watson of an ANDA with a Paragraph IV certification seeking FDA approval of methylphenidate hydrochloride extended release tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.

On June 21, 2013, we, along with Alkermes Pharma Ireland Ltd., filed a complaint against Breckenridge Pharmaceutical, Inc. in the U.S. District Court for the District of Delaware. In the complaint, we allege infringement of U.S. Patent Nos. 6,592,903 and 7,101,576 because Breckenridge filed an ANDA with a Paragraph IV certification seeking FDA approval of a generic version of Megace® ES. Our complaint seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to prosecute this infringement case vigorously.

Industry Related Matters
Beginning in September 2003, we, along with numerous other pharmaceutical companies, have been named as a defendant in actions brought by the Attorneys General of Illinois, Kansas, Louisiana and Utah, as well as a state law qui tam action brought on behalf of the state of Wisconsin by Peggy Lautenschlager and Bauer & Bach, LLC, alleging generally that the defendants defrauded the state Medicaid systems by purportedly reporting or causing the reporting of AWP and/or “Wholesale Acquisition Costs” that exceeded the actual selling price of the defendants’ prescription drugs. These cases generally seek some combination of actual damages, and/or double damages, treble damages, compensatory damages, statutory damages, civil penalties, disgorgement of excessive profits, restitution, disbursements, counsel fees and costs, litigation expenses, investigative costs, injunctive relief, punitive damages, imposition of a constructive trust, accounting of profits or gains derived through the alleged conduct, expert fees, interest and other relief that the court deems proper. On July 25, 2013, we reached an agreement in principle to resolve the claims brought by the state of Louisiana for $6 million, plus attorneys' fees and courts costs. The proceedings have been stayed pending final resolution. The lawsuit brought by the state of Illinois is scheduled for trial on January 13, 2014. The lawsuit brought by the state of Kansas is scheduled for trial on April 6, 2015. The remaining lawsuits have yet to be scheduled for trial. To date, we have settled the lawsuits brought by the states of Alabama, Alaska, Florida, Hawaii, Idaho, Iowa, Kentucky, Massachusetts, Mississippi, Oklahoma, South Carolina, and Texas, as well as the suit brought by the city of New York and New York Counties, and the federal qui tam action brought on behalf of the United States by the pharmacy Ven-A-Care of the Florida Keys, Inc. During the three months ended June 30, 2013, we recorded an additional $3,300 thousand as "Settlements and loss contingencies, net" on the condensed consolidated statements of operations as we continue to periodically assess and estimate our remaining potential liability. A contingent liability of $17,217 thousand was recorded under the caption “Accrued legal settlements” on our condensed consolidated balance sheet as of June 30, 2013, in connection with the agreement in principle reached July 25, 2013 and remaining AWP actions. In each of the remaining matters, we have either moved to dismiss the complaints or answered the complaints denying liability. We will continue to defend or explore settlement opportunities in other jurisdictions as we feel are in our best interest under the circumstances presented in those jurisdictions. However, we can give no assurance that we will be able to settle the remaining actions on terms that we deem reasonable, or that such settlements or adverse judgments, if entered, will not exceed the amount of the reserve.
The Attorneys General of Florida, Indiana and Virginia and the United States Office of Personnel Management (the “USOPM”) have issued subpoenas, and the Attorneys General of Michigan, Tennessee, Texas, and Utah have issued civil investigative demands, to us.  The demands generally request documents and information pertaining to allegations that certain of our sales and marketing practices caused pharmacies to substitute ranitidine capsules for ranitidine tablets, fluoxetine tablets for fluoxetine capsules, and two 7.5 mg buspirone tablets for one 15 mg buspirone tablet, under circumstances in which some state Medicaid programs at various times reimbursed the new dosage form at a higher rate than the dosage form being substituted.  We have provided documents in response to these subpoenas to the respective Attorneys General and the USOPM.  The aforementioned subpoenas and civil investigative demands culminated in the federal and state law qui tam action brought on behalf of the United States and several states by Bernard Lisitza.  The complaint was unsealed on August 30, 2011.  The United States intervened in this action on July 8, 2011 and filed a separate complaint on September 9, 2011, alleging claims for violations of the Federal False Claims Act and common law fraud.  The states of Michigan and Indiana have also intervened as to claims arising under their respective state false claims acts, common law fraud, and unjust enrichment. On July 13, 2012, we filed an Answer and Affirmative Defense to Indiana's Amended Complaint. We intend to vigorously defend these lawsuits.
We have also been named a defendant in a putative federal class action brought by the United Food and Commercial Workers Unions and Employers Midwest Health Benefits Fund under the Federal Racketeer Influenced and Corrupt Organizations Act alleging the same general conduct as set forth in the preceding paragraph.  We filed a motion to dismiss the complaint on March 26, 2012, which was granted on July 26, 2012. On July 8, 2013, the U.S. Court of Appeals for the Seventh Circuit affirmed the dismissal.

Other
We are, from time to time, a party to certain other litigations, including product liability litigations.  We believe that these litigations are part of the ordinary course of our business and that their ultimate resolution will not have a material effect on our financial condition, results of operations or liquidity. We intend to defend or, in cases where we are the plaintiff, to prosecute these litigations vigorously.

Commitments, Contingencies and Other Matters:

Leases
At December 31, 2012, we had minimum rental commitments aggregating $23.1 million under non-cancelable operating leases expiring through 2018. Amounts payable thereunder are $6.0 million in 2013, $6.0 million in 2014, $5.6 million in 2015, $3.9 million in 2016 and $1.6 million thereafter. Rent expense charged to operations was $1.6 million in the period from September 29, 2012 to December 31, 2012 (Successor), $4.8 million for the period from January 1, 2012 to September 28, 2012 (Predecessor), $4.9 million in 2011 (Predecessor), and $7.2 million in 2010 (Predecessor).

Retirement Savings Plan
We have a Retirement Savings Plan (the “Retirement Savings Plan”) whereby eligible employees are permitted to contribute annually from 1% to 25% of their compensation to the Retirement Savings Plan. We contribute an amount equal to 50% of up to the first 6% of compensation contributed by the employee (“401(k) matching feature”). Participants in the Retirement Savings Plan become vested with respect to 20% of our contributions for each full year of employment with the Company and thus become fully vested after five full years. We also may contribute additional funds each year to the Retirement Savings Plan, the amount of which, if any, is determined by the Board in its sole discretion. We incurred expenses related to the 401(k) matching feature of the Retirement Savings Plan of $0.2 million in the period from September 29, 2012 to December 31, 2012 (Successor), $0.9 million for the period from January 1, 2012 to September 28, 2012 (Predecessor), $1.2 million in 2011 (Predecessor), and $1.2 million in 2010 (Predecessor). We did not make a discretionary contribution to the Retirement Savings Plan for 2012, 2011 or 2010.
Par’s Anchen subsidiary has a legacy 401(k) plan whereby its eligible employees are permitted to contribute annually from their compensation to this 401(k) plan up to the annual IRS limit. Under this plan, Anchen eligible employees can receive employer matching contributions of 100% of the first 3% of compensation contributed and 50% of the next 2% of compensation contributed (“Anchen 401(k) matching feature”). Participants in the legacy 401(k) plan become vested immediately with respect to the Anchen 401(k) matching feature contributions each pay period. Anchen eligible employees may also receive additional funds each year under the legacy 401(k) plan, the amount of which, if any, is determined by the Board in its sole discretion. We incurred expenses related to the Anchen 401(k) matching feature of $146 thousand in the period from September 29, 2012 to December 31, 2012 (Successor), $381 thousand for the period from January 1, 2012 to September 28, 2012 (Predecessor), and $50 thousand in 2011 (Predecessor). We did not make a discretionary contribution to the legacy 401(k) plan for 2012 or 2011.

Legal Proceedings
Unless otherwise indicated in the details provided below, we cannot predict with certainty the outcome or the effects of the litigations described below.  The outcome of these litigations could include substantial damages, the imposition of substantial fines, penalties, and injunctive or administrative remedies; however, unless otherwise indicated below, at this time we are not able to estimate the possible loss or range of loss, if any, associated with these legal proceedings.  From time to time, we may settle or otherwise resolve these matters on terms and conditions that we believe are in the best interests of the Company.  Resolution of any or all claims, investigations, and legal proceedings, individually or in the aggregate, could have a material effect on our results of operations, cash flows or financial condition.

Corporate Litigation
We and certain of our former executive officers have been named as defendants in consolidated class action lawsuits filed on behalf of purchasers of our common stock between July 23, 2001 and July 5, 2006. The lawsuits followed our July 5, 2006 announcement regarding the restatement of certain of our financial statements and allege that we and certain members of our then management engaged in violations of the Exchange Act, by issuing false and misleading statements concerning our financial condition and results of operations. The consolidated class actions are pending in the U.S. District Court for the District of New Jersey.
On October 24, 2012, the parties participated in a mediation which resulted in an agreement in principle to settle the litigation. The parties entered into a confidential memorandum of understanding and are now negotiating a formal stipulation of settlement which will be subject to court approval after notice to the class. Any loss associated with the settlement will be covered by insurance.

Merger-Related Matters
Between July 24, 2012 and September 10, 2012, nine purported class action complaints relating to the Merger (the “Stockholder Actions”) were filed against all or some of the Company, certain of the Company’s then-current directors (the “Board”), TPG, Holdings, and Sky Growth Acquisition Corporation (together, TPG, Holdings and Sky Growth Acquisition Corporation shall be referred to as the “TPG Parties” and, collectively with the Company and the Board, as the “Defendants”). The complaints generally seek equitable relief, including an injunction preventing the consummation of the Merger, rescission in the event the Merger is consummated, invalidation or amendment of deal protections, an accounting of damages caused to stockholders by Defendants’ alleged conduct, and an award of attorneys’ and other fees and costs.

The Delaware Actions
From July 24, 2012 to August 1, 2012, four of the Stockholder Actions were filed in the Court of Chancery of the State of Delaware (the “Delaware Court”). The plaintiffs in these actions alleged, among other things: (a) that the members of the Board breached their fiduciary duties to the Company’s public stockholders by authorizing the Merger for inadequate consideration and pursuant to an inadequate process, and (b) that the TPG Parties aided and abetted the directors’ alleged breaches of fiduciary duty. The plaintiffs generally sought equitable relief, including an injunction preventing the consummation of the proposed Merger, rescission in the event the Merger was consummated, and an award of attorneys’ and other fees and costs. On August 14, 2012, these actions were consolidated under the caption In re Par Pharmaceutical Companies, Inc. Shareholders Litigation, C.A. No. 7715-VCP (the “Consolidated Delaware Action”).
On September 14, 2012, counsel for the parties in the Consolidated Delaware Action entered into a Binding Memorandum of Understanding (the “Binding MOU”) in which they agreed on the terms of a settlement of the claims asserted in the Consolidated Delaware Action, as well as any other claims that were asserted, or could have been asserted, by a Company stockholder relating to the Merger or the Company’s disclosures regarding the Merger. Pursuant to the Binding MOU, the Company agreed to make certain supplemental disclosures related to the Merger, all of which were filed with the U.S. Securities and Exchange Commission on September 14, 2012.
On October 25, 2012, the parties in the Consolidated Delaware Action executed a final stipulation of settlement (the “Settlement Stipulation”) memorializing their agreement to settle the Consolidated Delaware Action and submitted the Settlement Stipulation to the Delaware Court for approval. The parties also agreed that counsel for the plaintiffs would be entitled to an award of $525,000 in attorneys’ fees and expenses in connection with the settlement of the Consolidated Delaware Action. On February 13, 2013, the Delaware Court entered an order approving the Settlement Stipulation and attorneys’ fees and expenses, and the Consolidated Delaware Action was dismissed with prejudice. The settlement as memorialized in the Settlement Stipulation and award of attorneys’ fees and expenses did not affect the amount of the consideration that the Company’s stockholders received in the Merger.

The New Jersey State Actions
Between July 26, 2012 and August 14, 2012, three additional complaints were filed in the Superior Court of New Jersey, Bergen County, seeking substantially the same relief and making the same allegations as the complaints filed in the Consolidated Delaware Action. Those actions are captioned Wilkinson v. LePore, et al., No. C-229-12 (N.J. Super. Ct. Ch. Div.) (filed July 26, 2012); Duvall v. Par Pharmaceutical Companies, Inc., et al., No. C-226-12 (N.J. Super. Ct. Ch. Div.) (filed July 30, 2012); and Femia v. Par Pharmaceutical Companies, Inc., et al., No. L-6305-12 (N.J. Super. Ct. Law Div.) (filed August 14, 2012). The Duvall action was withdrawn and voluntarily dismissed on August 13, 2012. On September 5, 2012, the Femia action was transferred to the Chancery Division and consolidated with the Wilkinson action (the “Consolidated New Jersey Action”). On September 6, 2012, the Superior Court of New Jersey, Chancery Division: Bergen County granted Defendants’ cross-motion for a stay of the Consolidated New Jersey Action pending resolution of the Consolidated Delaware Action. The Defendants are diligently seeking dismissal of the Consolidated New Jersey Action in light of the dismissal with prejudice of the Consolidated Delaware Action.
The Federal Actions
On August 14, 2012 and September 10, 2012, actions were filed in the United States District Court for the District of New Jersey, seeking substantially the same relief and making substantially the same allegations as the Delaware and New Jersey actions. On October 26, 2012, the District Court consolidated these actions. On December 26, 2012, the court granted plaintiffs’ motion to voluntarily dismiss the consolidated District Court action.

Patent Related Matters

On April 28, 2006, CIMA Labs, Inc. and Schwarz Pharma, Inc. filed separate lawsuits against us in the U.S. District Court for the District of New Jersey. CIMA and Schwarz Pharma each have alleged that we infringed U.S. Patent Nos. 6,024,981 (the “’981 patent”) and 6,221,392 (the “’392 patent”) by submitting a Paragraph IV certification to the FDA for approval of alprazolam orally disintegrating tablets. On July 10, 2008, the United States Patent and Trademark Office (“USPTO”) rejected all claims pending in both the ‘392 and ‘981 patents. On September 28, 2009, the USPTO Board of Appeals affirmed the Examiner’s rejection of all claims in the ‘981 patent, and on March 24, 2011, the USPTO Board of Appeals affirmed the rejections pending for both patents and added new grounds for rejection of the ’981 patent. On June 24, 2011, the plaintiffs re-opened prosecution on both patents at the USPTO. We intend to vigorously defend this lawsuit and pursue our counterclaims.
Unimed and Laboratories Besins Iscovesco (“Besins”) filed a lawsuit on August 22, 2003 against Paddock Laboratories, Inc. in the U.S. District Court for the Northern District of Georgia alleging patent infringement as a result of Paddock’s submitting an ANDA with a Paragraph IV certification seeking FDA approval of testosterone 1% gel, a generic version of Unimed Pharmaceuticals, Inc.’s Androgel®. On September 13, 2006, we acquired from Paddock all rights to the ANDA, and the litigation was resolved by a settlement and license agreement that permits us to launch the generic version of the product no earlier than August 31, 2015, and no later than February 28, 2016, assuring our ability to market a generic version of Androgel® well before the expiration of the patents at issue. On January 30, 2009, the Bureau of Competition for the Federal Trade Commission (“FTC”) filed a lawsuit against us in the U.S. District Court for the Central District of California, subsequently transferred to the Northern District of Georgia, alleging violations of antitrust laws stemming from our court-approved settlement, and several distributors and retailers followed suit with a number of private plaintiffs’ complaints beginning in February 2009. On February 23, 2010, the District Court granted our motion to dismiss the FTC’s claims and granted in part and denied in part our motion to dismiss the claims of the private plaintiffs. On September 28, 2012, the District Court granted our motion to dismiss the private plaintiffs’ claims of sham litigation. On June 10, 2010, the FTC appealed the District Court’s dismissal of the FTC’s claims to the U.S. Court of Appeals for the 11th Circuit. On April 25, 2012, the Court of Appeals affirmed the District Court’s decision, and the Supreme Court of the United States subsequently granted the FTC’s petition for a writ of certiorari. Oral arguments before the Supreme Court are scheduled for March 25, 2013. We believe we have complied with all applicable laws in connection with the court-approved settlement and intend to continue to vigorously defend these actions.
On September 13, 2007, Santarus, Inc. and The Curators of the University of Missouri (“Missouri”) filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 6,699,885; 6 ,489,346; and 6,645,988 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 20 mg and 40 mg omeprazole/sodium bicarbonate capsules. On December 20, 2007, Santarus and Missouri filed a second lawsuit against us in the U.S. District Court for the District of Delaware alleging infringement of the patents because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 20 mg and 40 mg omeprazole/sodium bicarbonate powders for oral suspension. The complaints generally seek (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On March 4, 2008, the cases pertaining to our ANDAs for omeprazole capsules and omeprazole oral suspension were consolidated for all purposes. On April 14, 2010, the District Court ruled in our favor, finding that plaintiffs’ patents were invalid as being obvious and without adequate written description. Santarus appealed to the U.S. Court of Appeals for the Federal Circuit, and we cross-appealed the District Court’s decision of enforceability of plaintiffs’ patents. On July 1, 2010, we launched our generic Omeprazole/Sodium Bicarbonate product. On September 4, 2012, the Court of Appeals affirmed-in-part and reversed-in-part the District Court’s decision. On December 10, 2012, our petition for rehearing and rehearing en banc was denied without comment. The mandate issued from the Court of Appeals to the District Court on December 17, 2012. We accrued for a contingent liability of $9 million as of December 31, 2012. We can give no assurance that final resolution of this legal proceeding will not exceed the amount of the reserve. We have ceased further distribution of our generic Omeprazole/sodium bicarbonate 20 mg and 40 mg capsule product pending further developments. We will continue to vigorously defend this action.
On September 20, 2010, Schering-Plough HealthCare Products, Santarus, Inc., and the Curators of the University of Missouri filed a lawsuit against us in the U.S. District Court for the District of New Jersey. The complaint alleges infringement of U.S. Patent Nos. 6,699,885; 6,489,346; 6,645,988; and 7,399,772 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of a 20mg/1100 mg omeprazole/sodium bicarbonate capsule, a version of Schering-Plough’s Zegerid OTC®. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. The case was stayed pending the decision by the Court of Appeals on the prescription product appeal described in the preceding paragraph, and the parties agreed to be bound by such decision for purposes of the OTC product litigation. The case was re-opened on October 3, 2012, and a bench-trial is scheduled for January 26, 2015. We intend to defend this action vigorously.
On December 11, 2007, AstraZeneca Pharmaceuticals, LP, AstraZeneca UK Ltd., IPR Pharmaceuticals, Inc. and Shionogi Seiyaku Kabushiki Kaisha filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges patent infringement because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5 mg, 10 mg, 20 mg and 40 mg rosuvastatin calcium tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On June 29, 2010, the District Court ruled in favor of the plaintiffs, and we appealed the decision to the U.S. Court of Appeals for the Federal Circuit. On December 15, 2010, the District Court granted our motion to dismiss a second case brought by AstraZeneca, which decision was affirmed by the U.S. Court of Appeals for the Federal Circuit on February 9, 2012. On December 14, 2012, the District Court’s decision in the first case was affirmed, and defendants’ petition for panel rehearing and rehearing en banc was denied on February 15, 2013.
On November 14, 2008, Pozen, Inc. filed a lawsuit against us in the U.S. District Court for the Eastern District of Texas. The complaint alleges infringement of U.S. Patent Nos. 6,060,499; 6,586,458; and 7,332,183, because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 500 mg/85 mg naproxen sodium/sumatriptan succinate oral tablets. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. On April 14, 2011, the Court granted a preliminary injunction to Pozen that prohibits us from launching our generic naproxen/sumatriptan product before the issuance of a final decision in the case. On August 5, 2011, the Court ruled in favor of Pozen and against us on infringement, validity, and enforceability. The U.S. Court of Appeals for the Federal Circuit affirmed the District Court’s ruling on September 28, 2012, and we filed our petition for en banc rehearing on October 31, 2012. We intend to continue pursuing our appeal of this action vigorously.
On April 29, 2009, Pronova BioPharma ASA filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 5,502,077 and 5,656,667 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of omega-3-acid ethyl esters oral capsules. On May 29, 2012, the District Court ruled in favor of Pronova in the initial case, and we appealed to the U.S. Court of Appeals for the Federal Circuit on June 25, 2012. We will continue to pursue this appeal vigorously.
On October 4, 2010, UCB Manufacturing, Inc. filed a verified complaint in the Superior Court of New Jersey, Chancery Division, Middlesex, naming us, our development partner Tris Pharma, and Tris Pharma’s head of research and development, Yu- Hsing Tu. The complaint alleges that Tris and Tu misappropriated UCB’s trade secrets and, by their actions, breached contracts and agreements to which UCB, Tris, and Tu were bound. The complaint further alleges unfair competition against Tris, Tu, and us relating to the parties’ manufacture and marketing of generic Tussionex®seeking a judgment of misappropriation and breach, a permanent injunction and disgorgement of profits. On June 2, 2011, the court granted Tris’s motion for summary judgment dismissing UCB’s claims, and UCB appealed. We intend to vigorously defend the lawsuit and any appeal by plaintiffs.
On January 12, 2011, GlaxoSmithKline, LLC filed a lawsuit against our subsidiary, Anchen Pharmaceuticals, in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent No. 5,565,467 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of an oral capsule of 0.5 mg dutasteride and an oral capsule of 0.5/0.4 mg dutasteride/ tamsulosin. The case was dismissed on January 24, 2013 pursuant to a confidential settlement agreement.
On August 10, 2011, Avanir Pharmaceuticals, Inc. et al. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,659,282 and RE38,155 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of oral capsules of 20 mg dextromethorphan hydrobromide and 10 mg quinidine sulfate. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. Our case was consolidated with those of other defendants, Actavis, Impax, and Wockhardt. A bench trial is scheduled for September 9, 2013. We intend to defend this action vigorously.
On September 1, 2011, we, along with EDT Pharma Holdings Ltd. (now known as Alkermes Pharma Ireland Limited) (Elan) , filed a complaint against TWi Pharmaceuticals, Inc. of Taiwan in the U.S. District Court for the District of Maryland and another complaint against TWi on September 2, 2011, in the U.S. District Court for the Northern District of Illinois. In both complaints, Elan and we allege infringement of U.S. Patent No. 7,101,576 because TWi filed an ANDA with a Paragraph IV certification seeking FDA approval of a generic version of Megace® ES. Our complaint seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A bench trial is scheduled for October 7, 2013. We intend to prosecute this infringement case vigorously.
As a result of our October 18, 2011 acquisition from Teva Pharmaceuticals of an ANDA with a Paragraph IV certification seeking FDA approval of cyclobenzaprine extended release capsules 15 mg and 30 mg, we became a defendant in a litigation brought by Cephalon, Inc. then pending against Teva and Mylan Pharmaceuticals in the U.S. District Court for the District of Delaware. In May 2011, the U.S. District Court for the District of Delaware had entered judgment in favor of defendants, invalidating U.S. Patents 7,387,793 and 7,544,372, but entered an injunction. The U.S. Court of Appeals for the Federal Circuit reversed in April 2012, upholding the validity of the patents. On September 18, 2012, the District Court entered a preliminary injunction barring us from launching our generic version until expiration of the patents-in-suit.
On October 28, 2011, Astra Zeneca, Pozen, Inc., and KBI-E Inc., filed a lawsuit against our subsidiary, Anchen Pharmaceuticals, in the U.S. District Court for the District of New Jersey. The complaint alleges infringement of U.S. Patent No. 6,926,907; 6,369,085; 7,411,070; and 7,745 ,466 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of delayed-release oral tablets of 375/20 and 500/20 mg naproxen/esomeprazole magnesium. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We will continue to defend this action vigorously.
On November 10, 2011, Celgene and Novartis filed a lawsuit against us in the U.S. District Court for the District of New Jersey, and Alkermes plc (formerly Elan) filed a lawsuit against us in the U.S. District Court for the District of Delaware the following day. The complaint in the Delaware case alleged infringement of U.S. Patent Nos. 6,228,398 and 6,730,325 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5, 10, 15, 20, 25, 30, and 35 mg dexmethylphenidate hydrochloride extended release capsules. The complaint in the New Jersey case alleges infringement of U.S. Patent Nos. 5,908,850; 6,355,656; 6,528, 530; 5,837,284; 6,635,284; and 7,431,944 because we submitted an ANDA with a Paragraph IV certification seeking FDA approval of 5, 10, 15, 20, 25, 30, 35, and 40 mg dexmethylphenidate extended release capsules. The complaints generally seek (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to vigorously defend and expeditiously resolve these lawsuits.
On March 28, 2012, Horizon Pharma Inc. and Horizon Pharma USA Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent No. 8,067,033 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of oral tablets of 26.6/800 mg famotidine/ibuprofen. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. Trial is scheduled for January 27, 2014. We intend to defend this action vigorously.
On April 4, 2012, AR Holding Company, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,619,004; 7,601,758; 7,820,681; 7,915,269; 7,964,647; 7,964,648; 7,981,938; 8,093,296; 8,093,297; and 8,097,655 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of oral tablets of 0.6 mg colchicine. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A bench trial is scheduled for June 23, 2014. We intend to defend this action vigorously.
On April 10, 2012, Depomed Inc. filed a lawsuit against us in the U.S. District Court for the District of New Jersey. The complaint alleges infringement of U.S. Patent Nos. 6,340,375; 6,488,962; 6,635,280; 6,723,340; 7,438,927; and 7,731,989 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of oral tablets of 300 and 600 mg gabapentin. The case was dismissed on December 17, 2012 pursuant to our conversion of our Paragraph IV certification to a Paragraph III certification.
On June 22, 2012, Pfizer, Inc., Wyeth, LLC et al. filed lawsuits against us in the U.S. District Courts for the District of Delaware and the Central District of California. The complaints allege infringement of U.S. Patent No. 6,673,838 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of O-desmethylvenlafaxine succinate extended release tablets 50 mg and 100 mg. The case was dismissed on September 17, 2012 pursuant to our conversion of our Paragraph IV certification t o a Paragraph III certification.
On August 22, 2012, we were added a defendant to the action pending before the U.S. District Court for the Northern District of California brought by Takeda Pharmaceuticals, originally against Handa Pharmaceuticals. Takeda’s complaints allege infringement of U.S. Patent Nos. 6,462,058; 6,664,276; 6,939,971; 7,285,668; 7,737,282; and 7,790,755 for Handa’s submitting an ANDA with a Paragraph IV certification to the FDA for approval of dexlansoprazole delayed release capsules, 30 mg and 60 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We assumed the rights to this ANDA and are prosecuting the case vigorously. A bench trial is currently scheduled for June 3, 2013.
On October 25, 2012, Purdue Pharma L.P. and Transcept Pharmaceuticals filed a lawsuit against us in the U.S. District Court for the District of New Jersey. The complaint alleged infringement of U.S. Patent Nos. 8,242,131 and 8,252,809 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of zolpidem tartrate sublingual tablets 1.75 and 3.5 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
On October 31, 2012, Acura Pharmaceuticals, Inc. filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleged infringement of U.S. Patent No. 7,510,726 for submitting an ANDA with a Paragraph IV certification seeking FDA approval of oxycodone oral tablets 5 and 7.5 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
As a result of our November 2012 acquisition from Watson Pharmaceuticals of an ANDA with a Paragraph IV certification seeking FDA approval of mixed amphetamine salts extended release capsules 5, 10, 15, 20, 25 and 30 mg, we became a defendant in a litigation brought by Shire PLC then pending against Watson in the U.S. District Court for the Southern District of New York. On January 24, 2013, pursuant to a confidential settlement agreement between us and Shire PLC, we were dismissed from the case.
On December 19, 2012, Endo Pharmaceuticals and Grunenthal filed a lawsuit against us in the U.S. District Court for the Southern District of New York. The complaint alleges infringement of U.S. Patent Nos. 7,851,482; 8,114,383; 8,192,722; 8.309, 060; 8,309,122; and 8,329,216 for submitting an ANDA with a Paragraph IV certification to the FDA for approval of oxymorphone hydrochloride extended release tablets 40 mg. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
On December 19, 2012, we were substituted for Watson Pharmaceuticals as defendant in litigation then pending in the U.S. District Court for the Northern District of Texas. The action was brought by Galderma USA against Watson for filing an ANDA with a Paragraph IV certification seeking FDA approval of adapalene/benzoyl peroxide topical gel 0.1%/2.5%. The complaint alleges infringement of U.S. Patents 8,071,644; 8,080,537; and 8,129,362 and generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.
On January 8, 2013, we were substituted for Actavis as defendant in litigation then pending in the U.S. District Court for the District of Delaware. The action was brought by Novartis against Actavis for filing an ANDA with a Paragraph IV certification seeking FDA approval of rivastigmine transdermal extended release film 4.6 and 9.5 mg/24 hr. The complaint alleges infringement of U.S. Patents 5,602,176; 6,316,023; and 6,335,031 and generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A trial is scheduled for August 29, 2013. We intend to defend this action vigorously.
On January 15, 2013, we were substituted for Actavis as defendant in litigation then pending in the U.S. District Court for the Southern District of New York. The action was brought by Purdue Pharma and Grunenthal against Actavis for filing an ANDA with a Paragraph IV certification seeking FDA approval of oxycodone hydrochloride extended release tablets 10, 15, 20, 30, 40, 60, and 80 mg. The complaint alleges infringement of U.S. Patent No. 8,114,383 and generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. A trial is scheduled for September 23, 2013. We intend to defend this action vigorously.
On January 31, 2013, Merz Pharmaceuticals filed a lawsuit against us in the U.S. District Court for the District of Delaware. The complaint alleges infringement of U.S. Patent Nos. 7,638,552 and 7,816,396 for submitting an ANDA with a Paragraph IV certification to the FDA for approval of glycopyrrolate oral solution. The complaint generally seeks (i) a finding of infringement, validity, and/or enforceability; and (ii) a permanent injunction be entered, terminating at the expiration of the patents-in-suit. We intend to defend this action vigorously.

Industry-Related Matters
Beginning in September 2003, we, along with numerous other pharmaceutical companies, have been named as a defendant in actions brought by the Attorneys General of Illinois, Kansas, Louisiana and Utah, as well as a state law qui tam action brought on behalf of the state of Wisconsin by Peggy Lautenschlager and Bauer & Bach, LLC, alleging generally that the defendants defrauded the state Medicaid systems by purportedly reporting or causing the reporting of AWP and/or “Wholesale Acquisition Costs” that exceeded the actual selling price of the defendants’ prescription drugs. These cases generally seek some combination of actual damages, and/or double damages, treble damages, compensatory damages, statutory damages, civil penalties, disgorgement of excessive profits, restitution, disbursements, counsel fees and costs, litigation expenses, investigative costs, injunctive relief, punitive damages, imposition of a constructive trust, accounting of profits or gains derived through the alleged conduct, expert fees, interest and other relief that the court deems proper. To date, we have settled the lawsuits brought by the states of Alabama, Alaska, Florida, Hawaii, Idaho, Kentucky, Massachusetts, Mississippi, South Carolina, and Texas, as well as the federal qui tam action brought on behalf of the United States by the pharmacy Ven-A-Care of the Florida Keys, Inc. On September 26, 2012, we settled the claims brought by the city of New York, New York Counties and the state of Iowa under respective state law for $23.0 million. On September 21, 2012, we settled the Oklahoma suit for $884 thousand. We accrued $13,917 thousand under the caption “Accrued legal settlements” on our consolidated balance sheet as of December 31, 2012, in connection with the remaining AWP actions. In each of the remaining matters, we have either moved to dismiss the complaints or answered the complaints denying liability. We will continue to defend or explore settlement opportunities in other jurisdictions as we feel are in our best interest under the circumstances presented in those jurisdictions. However, we can give no assurance that we will be able to settle the remaining actions on terms that we deem reasonable, or that such settlements or adverse judgments, if entered, will not exceed the amount of the reserve.
The Attorneys General of Florida, Indiana and Virginia and the United States Office of Personnel Management (the “USOPM”) have issued subpoenas, and the Attorneys General of Michigan, Tennessee, Texas, and Utah have issued civil investigative demands, to us.  The demands generally request documents and information pertaining to allegations that certain of our sales and marketing practices caused pharmacies to substitute ranitidine capsules for ranitidine tablets, fluoxetine tablets for fluoxetine capsules, and two 7.5 mg buspirone tablets for one 15 mg buspirone tablet, under circumstances in which some state Medicaid programs at various times reimbursed the new dosage form at a higher rate than the dosage form being substituted.  We have provided documents in response to these subpoenas to the respective Attorneys General and the USOPM.  The aforementioned subpoenas and civil investigative demands culminated in the federal and state law qui tam action brought on behalf of the United States and several states by Bernard Lisitza.  The complaint was unsealed on August 30, 2011.  The United States intervened in this action on July 8, 2011 and filed a separate complaint on September 9, 2011, alleging claims for violations of the Federal False Claims Act and common law fraud.  The states of Michigan and Indiana have also intervened as to claims arising under their respective state false claims acts, common law fraud, and unjust enrichment. On July 13, 2012, we filed an Answer and Affirmative Defense to Indiana's Amended Complaint. We intend to vigorously defend these lawsuits.
We have also been named a defendant in a putative federal class action brought by the United Food and Commercial Workers Unions and Employers Midwest Health Benefits Fund under the Federal Racketeer Influenced and Corrupt Organizations Act alleging the same general conduct as set forth in the preceding paragraph.  We filed a motion to dismiss the complaint on March 26, 2012, which was granted on July 26, 2012. The plaintiff has appealed the dismissal to the U.S. Court of Appeals for the Seventh Circuit, and we are awaiting the court’s ruling.
Department of Justice Matter
On March 19, 2009, we were served with a subpoena by the Department of Justice requesting documents related to Strativa’s marketing of Megace® ES.  The subpoena indicated that the Department of Justice was investigating promotional practices in the sales and marketing of Megace® ES.  We cooperated with the Department of Justice in this inquiry.  Investigations of this type often result in settlements, including monetary amounts based on an agreed upon percentage of sales of the product at issue in the investigation.  We accrued $46,059 thousand as of December 31, 2012 as management’s best estimate of potential loss related to a global settlement in this matter. Refer to Note 20, “Subsequent Events”.
Declaratory Judgment
On October 14, 2011, we filed a declaratory complaint and a motion for preliminary injunction in the U.S. District Court for the District of Columbia seeking to preserve our First Amendment right to provide truthful information to physicians and other healthcare providers about the FDA-approved, on-label use of Megace® ES. As part of the settlement agreement as set forth in Note 20, “Subsequent Events”, we filed a motion to dismiss the declaratory complaint and motion for preliminary injunction on March 5, 2013.

Other
We are, from time to time, a party to certain other litigations, including product liability litigations.  We believe that these litigations are part of the ordinary course of our business and that their ultimate resolution will not have a material effect on our financial condition, results of operations or liquidity. We intend to defend or, in cases where we are the plaintiff, to prosecute these litigations vigorously.